Other Assets - Summary of Detailed Information About Interest Rate Swaps (Detail) - 12 months ended Dec. 31, 2022 - Interest rate swap [member] ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Financial assets | ¥	¥ 222,086
Notional amount | $		$ 1,290,000
Maturity date	May 18, 2023
Pay type	Fixed
Receive type	1 month